MATERIAL PARTLY-OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Subsidiaries of the Company
The subsidiaries of our Company are set out below:

	Percentage of equity interest
Place of incorporation and operations	2022	2021
The British Virgin Islands
APWC General Holdings Limited	100%	100%
PRC (APWC) Holding Ltd.	100%	100%
Samray Inc.	100%	100%
Siam (APWC) Holdings Ltd.	100%	100%
Moon View Ltd.	100%	100%
Trigent Investment Holdings Limited	100%	100%
Crown Century Holdings Ltd.	100%	100%
Singapore
Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.30%	98.30%
Epan Industries Pte Ltd.	98.30%	98.30%
Singvale Pte Ltd.	100%	100%
The People’s Republic of China (“PRC”)
Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)	97.93%	97.93%
Shanghai Yayang Electric Co., Ltd. (“SYE”)	68.75%	68.75%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. (“PEWS”)	97.93%	97.93%
Hong Kong
Crown Century Holdings Limited (“CCH (HK)”)	97.93%	97.93%
Australia
Australia Pacific Electric Cable Pty Limited (“APEC”)	98.06%	98.06%
Thailand
Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”) (i)	50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited (“Siam Pacific”)	50.93%	50.93%
Double D Cable Company Limited (“Double D”)	50.93%	50.93%
Hard Lek Limited.	73.98%	73.98%
APWC (Thailand) Co., Ltd.	99.48%	99.48%
PEWC (Thailand) Co., Ltd.	99.48%	99.48%
CTW Beta Co., Ltd.	50.89%	50.89%
Siam Fiber Optics Co., Ltd. (“SFO”) (ii)	50.93%	50.93%
Taiwan
Asia Pacific New Energy Corporation Limited ("APNEC") (iii)	100.00%	100.00%
Pacific Smart System Corporation Limited ("PSSC") (iii) (Formerly YASHIN Energy Corporation Limited)	100.00%	100.00%
YADING Energy Corporation Limited ("YADING")	100.00%	100.00%
(i)Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacturing of wire and cable products for the power and telecommunications industries in Thailand.
(ii)APWC holds 50.93% of the interests of Charoong Thai. Until June 30, 2021, Charoong Thai held 90% of the interests in SFO, giving APWC control over 45.84% of the voting power of SFO. On June 30, 2021, Charoong Thai acquired the other 10% interest in SFO (for a total consideration of THB 7.5 million), increasing its interests in SFO to 100% and APWC’s control of the voting power of SFO from 45.84% to 50.93%. Our Company recorded the effect of change in shareholding of the subsidiaries, amounting to $167 under the caption of “Additional paid-in capital” in the consolidated statement of change in equity.
2.2    Basis of consolidation (continued)
(iii)On December 15, 2022, APWC contributed additional capital in APNEC in the form of a cash injection of $3.9 million (or NT$120 million). Following that, on December 16, 2022, APNEC increased the capital of its subsidiary PSSC by injecting US$2.3 million (or NT$70 million) in cash.
Proportion of equity interest held by NCI:

	Country of incorporation and operation	As of December 31,
Name		2022	2021
Charoong Thai and its subsidiaries (“CTW Consolidated”)	Thailand	49.07%	49.07%
SYE	China	31.25%	31.25%

Summarized Financial Information of Subsidiaries	This information is based on amounts before inter-company eliminations:

Summarized statements of comprehensive income	CTW consolidated
	For the year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Revenue	171,846	197,786	143,647
Profit/(loss) before tax	2,063	(16,038)	11,793
Income tax expense	(420)	4,223	(2,344)
Profit/(loss) for the year	1,643	(11,815)	9,449
Other comprehensive loss	(3,696)	(12,699)	(1,406)
Total comprehensive (loss)/income	(2,053)	(24,514)	8,043
Profit/(loss) attributable to non-controlling interests	806	(5,815)	4,631
Dividends paid to non-controlling interests	563	2,815	1,228

Summarized statements of comprehensive income	SYE
	For the year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Revenue	—	530	6,291
Profit/(loss) before tax	90	(497)	(1,161)
Income tax expense	—	—	—
Profit/(loss) for the year	90	(497)	(1,161)
Other comprehensive (loss)/income	(56)	17	84
Total comprehensive loss	34	(480)	(1,077)
Loss attributable to non-controlling interests	28	(155)	(363)
Dividends paid to non-controlling interests	—	—	—

Summarized balance sheets	CTW consolidated		SYE
	As of December 31,		As of December 31,
	2022	2021	2022	2021
	US$’000	US$’000	US$’000	US$’000
Current assets	127,855	141,282	375	565
Non-current assets	54,899	59,547	1,058	1,266
Current liabilities	(45,909)	(68,142)	(772)	(1,204)
Non-current liabilities	(16,677)	(8,477)	—	—
Total equity	120,168	124,210	661	627

Equity attributable to:
Equity holders of the parent	61,202	63,260	454	431
Non-controlling interests	58,966	60,950	207	196
6(b)    Summarized financial information about the subsidiaries (continued)

Summarized cash flow information	CTW consolidated
	For the year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Operating	7,657	(37,392)	19,713
Investing	(951)	(2,496)	(10,952)
Financing	(7,726)	42,981	(5,118)
Effect of changes in exchange rate on cash	(1,008)	(3,333)	(87)
Net (decrease) increase in cash and cash equivalents	(2,028)	(240)	3,556

Summarized cash flow information	SYE
	For the year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Operating	(265)	318	(1,844)
Investing	230	65	278
Financing	—	(1,226)	(769)
Effect of changes in exchange rate on cash	(36)	16	98
Net decrease in cash and cash equivalents	(71)	(827)	(2,237)